STOCK OPTIONS (Details) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended			28 Months Ended
	Jul. 31, 2017	Jan. 31, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2017	Apr. 30, 2015	Mar. 31, 2015
Stock options
Maximum aggregate number of shares reserved for issuance during term of employee stock purchase plan					6,585,224	6,585,224			6,585,224
Stock-based compensation			$ 1,000,000	$ 1,200,000			$ 3,600,000	$ 3,600,000	$ 5,063,000	$ 4,666,000	$ 2,730,000
Stock Options
Stock options
Options to purchase common stock outstanding			3,972,998		3,193,785	3,193,785	3,972,998		3,193,785	3,253,310		3,972,998
Granted (in shares)							1,439,463		333,250
Expected term							10 years		10 years
Vesting period							48 months		48 months
2007 Plan
Stock options
Options to purchase common stock outstanding			46,476		150,207	150,207	46,476		150,207			46,476
Shares available for future grants					0	0			0
Expected term									10 years
2007 Plan | Stock Options
Stock options
Expected term							10 years
2010 Plan
Stock options
Options to purchase common stock outstanding			1,670,171		1,821,487	1,821,487	1,670,171		1,821,487			1,670,171
Shares available for future grants			322,355		322,355	322,355	322,355		322,355			322,355
Granted (in shares)					0							0
Expected term									10 years
2015 Plan
Stock options
Options to purchase common stock outstanding			2,256,351		1,222,085	1,222,085	2,256,351		1,222,085			2,256,351
Shares authorized for issuance			4,322,355		4,322,355	4,322,355	4,322,355		4,322,355			4,322,355	4,000,000
Expected term									10 years
Employee Stock Purchase Plan
Stock options
Shares authorized for issuance														187,500
Percentage of outstanding shares reserved for future issuance							1.00%		1.00%
Increase in shares of common stock reserved for issuance							50,000		50,000
Maximum aggregate number of shares reserved for issuance during term of employee stock purchase plan			253,021	220,771	1,250,000	1,250,000	253,021	220,771	1,250,000			253,021
Offering Period							6 months		6 months
Stock issued under ESPP (in shares)	9,764	7,986
Stock-based compensation			$ 3,000	$ 12,000			$ 16,000	$ 39,000	$ 46,000	$ 41,000
Common Stock
Stock options
Stock issued under ESPP (in shares)							17,750		16,729
Accrued expenses. | Employee Stock Purchase Plan
Stock options
Employee payroll deductions						$ 51,000